Other gain (Tables)	12 Months Ended
Mar. 31, 2018
Other Nonoperating Income (Expense) [Abstract]
Schedule of other gain
Other gain consisted of the following:

	Year ended March 31,
	2018	2017	2016
Government grants	$1,423	$3,415	$2,885
Sublease	1,211	958	997
Buyout fee	360	549	—
Loss on disposal of fixed assets	(489)	(233)	(42)
Other gain	268	430	107
Total other gain, net	$2,773	$5,119	$3,947